Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 114,486	$ 96,688
Additions	171,522	28,943
Less: write-off	(105,843)
Foreign currency translation adjustments	5,124	(11,145)
Ending balance	$ 185,289	$ 114,486